COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.9%
AUSTRALIA	3.8%
REAL ESTATE
DIVERSIFIED	3.0%
BGP Holdings PLC (EUR)(a),(b),(c)		11,893,063	$0
Charter Hall Group		2,510,123	18,304,346
GPT Group		5,538,016	24,419,378

			42,723,724

INDUSTRIALS	0.8%
Goodman Group		1,242,692	11,779,682

TOTAL AUSTRALIA			54,503,406

AUSTRIA	0.5%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		207,201	7,484,175

BELGIUM	0.3%
REAL ESTATE—RESIDENTIAL
Aedifica SA		43,098	4,114,176

CANADA	2.9%
REAL ESTATE
OFFICE	1.5%
Allied Properties REIT		568,127	20,959,076

RESIDENTIAL	1.4%
Boardwalk REIT		668,988	20,414,809

TOTAL CANADA			41,373,885

CHINA	0.8%
REAL ESTATE—DIVERSIFIED
China Overseas Land & Investment Ltd. (HKD)		2,962,000	11,244,352

FRANCE	2.6%
REAL ESTATE
DIVERSIFIED	0.8%
Covivio		106,437	11,294,837

OFFICE	0.6%
Gecina SA		60,904	9,004,455

RETAIL	1.2%
Klepierre SA		490,620	17,160,010

TOTAL FRANCE			37,459,302

		Shares	Value
GERMANY	4.8%
REAL ESTATE
OFFICE	0.6%
Alstria Office REIT AG		540,276	$8,787,794

RESIDENTIAL	4.2%
ADO Properties SA, 144A(d)		94,618	5,375,878
Deutsche Wohnen SE		805,425	39,057,688
Instone Real Estate Group AG, 144A(c),(d)		100,504	2,254,808
LEG Immobilien AG		100,553	12,345,452

			59,033,826

TOTAL GERMANY			67,821,620

HONG KONG	10.1%
REAL ESTATE
DIVERSIFIED	7.6%
CK Asset Holdings Ltd.		5,005,000	44,503,341
Hang Lung Properties Ltd.		6,722,000	16,406,922
New World Development Co., Ltd.		16,797,000	27,859,660
Swire Properties Ltd.		4,613,600	19,835,668

			108,605,591

RETAIL	2.5%
Link REIT		2,990,944	34,977,122

TOTAL HONG KONG			143,582,713

JAPAN	11.7%
REAL ESTATE
DIVERSIFIED	9.1%
Activia Properties, Inc.		2,821	11,708,563
Invincible Investment Corp.		23,733	11,606,321
Mitsubishi Estate Co., Ltd.		1,574,197	28,485,537
NIPPON REIT Investment Corp.		1,544	5,948,642
Nomura Real Estate Master Fund, Inc.		6,118	9,008,911
Orix JREIT, Inc.		11,338	19,447,386
Sumitomo Realty & Development Co., Ltd.		405,157	16,764,865
Tokyo Tatemono Co., Ltd.		726,009	8,889,238
Tokyu Fudosan Holdings Corp.		2,889,333	17,258,310

			129,117,773

INDUSTRIALS	0.7%
Nippon Prologis REIT, Inc.		4,342	9,237,964

		Shares	Value
OFFICE	1.9%
Daiwa Office Investment Corp.		652	$4,635,712
Nippon Building Fund, Inc.		2,461	16,653,884
Sekisui House REIT, Inc.		7,634	5,765,279

			27,054,875

TOTAL JAPAN			165,410,612

NETHERLANDS	0.5%
REAL ESTATE—DATA CENTERS
InterXion Holding NV (USD)(c)		106,395	7,099,738

NORWAY	0.9%
REAL ESTATE—OFFICE
Entra ASA, 144A(d)		837,593	12,644,086

SINGAPORE	1.6%
REAL ESTATE
DIVERSIFIED	1.3%
CapitaLand Ltd.		2,761,800	7,438,163
City Developments Ltd.		1,577,800	10,536,130

			17,974,293

HEALTH CARE	0.3%
Parkway Life Real Estate Investment Trust		2,103,500	4,532,167

TOTAL SINGAPORE			22,506,460

SPAIN	1.4%
REAL ESTATE
DIVERSIFIED	0.5%
Merlin Properties Socimi SA		563,105	7,368,351

OFFICE	0.9%
Inmobiliaria Colonial Socimi SA		1,237,608	12,723,652

TOTAL SPAIN			20,092,003

SWEDEN	1.1%
REAL ESTATE
DIVERSIFIED	0.6%
Castellum AB		479,547	9,302,303

RETAIL	0.5%
Catena AB		233,933	6,479,058

TOTAL SWEDEN			15,781,361

		Shares	Value
UNITED KINGDOM	4.9%
REAL ESTATE
DIVERSIFIED	1.8%
British Land Co., PLC		1,610,550	$12,355,219
Land Securities Group PLC		400,640	4,766,244
LondonMetric Property PLC		3,030,725	7,882,891

			25,004,354

HEALTH CARE	0.6%
Assura PLC		11,176,516	8,355,632

INDUSTRIALS	1.2%
Segro PLC		1,990,492	17,458,000

RESIDENTIAL	0.4%
UNITE Group PLC		420,020	5,019,229

SELF STORAGE	0.9%
Big Yellow Group PLC		523,395	6,759,012
Safestore Holdings PLC		823,093	6,394,702

			13,153,714

TOTAL UNITED KINGDOM			68,990,929

UNITED STATES	51.0%
COMMUNICATIONS—TOWERS	0.8%
SBA Communications Corp.(c)		54,391	10,859,707

REAL ESTATE	50.2%
DATA CENTERS	2.9%
CyrusOne, Inc.		270,738	14,197,501
Digital Realty Trust, Inc.		230,135	27,386,065

			41,583,566

HEALTH CARE	5.4%
Sabra Health Care REIT, Inc.		707,424	13,773,545
Welltower, Inc.		815,508	63,283,421

			77,056,966

HOTEL	2.5%
Park Hotels & Resorts, Inc.		485,626	15,093,256
Pebblebrook Hotel Trust		425,630	13,220,068
Sunstone Hotel Investors, Inc.		495,018	7,128,259

			35,441,583

		Shares	Value
INDUSTRIALS	5.9%
Americold Realty Trust		464,162	$14,161,583
Prologis, Inc.		964,330	69,383,543

			83,545,126

NET LEASE	3.9%
Agree Realty Corp.		149,494	10,365,914
VEREIT, Inc.		3,756,253	31,439,838
VICI Properties, Inc.		604,949	13,236,284

			55,042,036

OFFICE	3.2%
Empire State Realty Trust, Inc., Class A		863,295	13,640,061
Kilroy Realty Corp.		425,053	32,287,026

			45,927,087

RESIDENTIAL	14.4%
APARTMENT	8.7%
Apartment Investment & Management Co., Class A		210,751	10,598,668
Essex Property Trust, Inc.		147,491	42,660,297
UDR, Inc.		1,528,516	69,486,337

			122,745,302

MANUFACTURED HOME	3.1%
Equity LifeStyle Properties, Inc.		178,773	20,433,754
Sun Communities, Inc.		198,969	23,581,806

			44,015,560

SINGLE FAMILY	2.6%
Invitation Homes, Inc.		1,500,393	36,504,561

TOTAL RESIDENTIAL			203,265,423

SELF STORAGE	5.8%
Extra Space Storage, Inc.		392,265	39,975,726
Life Storage, Inc.		108,200	10,524,614
Public Storage		144,714	31,515,815

			82,016,155

SHOPPING CENTERS	6.2%
COMMUNITY CENTER	3.3%
Regency Centers Corp.		323,263	21,817,020
SITE Centers Corp.		480,222	6,540,623
Weingarten Realty Investors		612,946	18,002,224

			46,359,867

		Shares	Value
FREE STANDING	2.3%
Realty Income Corp.		451,528	$33,214,400

REGIONAL MALL	0.6%
Taubman Centers, Inc.		149,525	7,906,882

TOTAL SHOPPING CENTERS			87,481,149

TOTAL REAL ESTATE			711,359,091

TOTAL UNITED STATES			722,218,798

TOTAL COMMON STOCK (Identified cost—$1,183,565,182)			1,402,327,616

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(e)		933,294	933,294

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$933,294)			933,294

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,184,498,476)	99.0%		1,403,260,910
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		13,846,828

NET ASSETS	100.0%		$1,417,107,738

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(c)	Non-income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $20,274,772 which represents 1.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	26.0
Residential	20.7
Office	9.6
Industrials	8.6
Self Storage	6.7
Health Care	6.3
Shopping Centers	6.2
Retail	4.2
Net Lease	3.9
Data Centers	3.4
Hotel	2.5
Other	1.1
Towers	0.8

100.0%

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$54,503,406	$54,503,406	$—	$0	(a)
Other Countries	1,347,824,210	1,347,824,210	—	—
Short-Term Investments	933,294	—	933,294	—

Total Investments in Securities(b)	$1,403,260,910	$1,402,327,616	$933,294	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.